EXPENSES BY NATURE - General and administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Employee costs	$ (36,218)	$ (25,526)	$ (21,216)
Amortization costs intangible assets	(634)	(617)	(650)
Depreciation property, plant and equipment and right of use assets	(2,447)	(2,926)	(3,118)
Impairment losses property, plant and equipment and right of use assets	(491)	(5,027)	(4,663)
Direct Operating Expenses	(21,893)	(18,790)	(11,240)
Other indirect general and administrative costs	(18,274)	(17,764)	(14,990)
Total general and administrative costs	$ (79,958)	$ (70,650)	$ (55,877)
As percentage of net sales	(21.00%)	(24.00%)	(23.00%)